Expenses Classified By Nature	12 Months Ended
Dec. 31, 2017
Disclosure Of Expenses Classified By Nature [Abstract]
Expenses Classified By Nature
6.	EXPENSES CLASSIFIED BY NATURE

		Year Ended December 31,
		2017 $000’s	2016 $000’s
	Note		(As reclassified)
Financial
Interest and bank charges		160,201	167,945
Foreign exchange loss (gain)		2,838	(29,646)
		163,039	138,299
General and administrative
Processor costs		69,518	56,555
Office		81,174	73,713
Salaries and fringe benefits		170,422	182,080
Research and development salaries		25,180	27,661
Stock-based compensation	27	10,622	10,289
Depreciation of property and equipment	11	8,925	8,181
Amortization of deferred development costs	10	10,275	5,942
Amortization of intangible assets	10	127,986	125,760
Professional fees		66,185	71,008
(Reversal of) Impairment of assets held for sale, associates and intangible assets		(6,799)	16,931
Bad debt		7,171	6,080
Loss on disposal of assets		599	923
		571,258	585,123

Selling
Marketing		162,437	142,205
Royalties		30,272	20,580
		192,709	162,785

Gaming duty		130,771	113,102

Acquisition-related costs
Professional fees		—	199
		—	199

The Corporation changed the presentation of certain items within its consolidated statements of earnings for the comparative period to conform to the current year’s presentation. The Corporation reclassified $7.71 million travel and entertainment costs previously included within “Selling” expenses to “Office” expenses. The Corporation has determined that the impact of this correction is immaterial. The Corporation also segregated Selling expenses into “Marketing” and “Royalties” in order to provide a better understanding to the readers of the distribution of expenses within Selling expenses. None of these reclassifications had a net earnings impact on the consolidated statements of earnings.

During the year ended December 31, 2017, the Corporation received $5.77 million in indemnification proceeds from the sellers of Stars Interactive Group for gaming duty, professional fees and taxes owed for periods prior to the Stars Interactive Group Acquisition. The amounts received from the sellers were classified as Gaming duty, Professional fees and Income taxes. In addition, the Corporation received a refund of $2.85 million in taxes and penalties from the Belgian tax authorities, and insurance indemnification proceeds of $2.91 million in respect of Autorité des marchés financiers (AMF) and other investigation professional fees.  The amount received from the Belgian tax authorities was classified as Income taxes and the insurance indemnification was classified as Professional fees.